SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Allowance for Credit Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at beginning of the year	$ 316,966	$ 342,442	$ 5,626
Charged to expense	684,929	316,966	342,442
Written-off	(316,966)	(342,442)	(5,626)
Balance at end of the year	$ 684,929	$ 316,966	$ 342,442